Putnam
Latin America
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The repercussions of the Asian crisis have left a negra nube -- black cloud -- looming over all emerging markets, particularly Latin America. Brazil, Mexico, Argentina, and Chile are struggling to keep their economies afloat in the face of declining prices for their commodity exports, namely oil, copper and agricultural products. Within this extremely difficult investment environment, Putnam Latin America Fund reported a loss of 47.53% at NAV for the five months from the fund's inception on March 23, 1998, through August 31, 1998, mirroring the performance of the stock market indexes in these countries. For more performance information, please see pages 5 and 6.

According to your fund's managers, Thomas Haslett and Stephen Oler, the biggest problem facing the region is that the Latin American countries have experienced significant deterioration in their balance of payments; that is, more money is going out of these countries than is coming in. Accompanying the worldwide slowdown in economic growth, the price of exports such as oil have fallen. For countries that are extremely dependent on foreign capital for revenue, a large drop in demand that affects the price of oil has serious repercussions for the overall health of each economy. In addition, immediately after Russia devalued the ruble and defaulted on its loans, many investors were forced to sell off assets in Latin America to cover their losses in Russia.

Let's examine in more detail what has happened with the fund's three largest country holdings: Brazil (42.3%), Mexico (31.0%), and Argentina (10.8%). Until the Asian crisis broke, Brazil was in the middle of economic reform, involving the privatization of Telebras, the national telephone system. This privatization process went especially well and the fund's managers still consider that Telebras's earnings prospects are excellent once Brazil gets over its current financial hurdle. Brazil recently began an austerity program to help support the value of its currency, the real. The early October presidential election is also likely to have some effect on the currency's stability.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Telebras Co. ADR
Utilities

Telefonos de Mexico S.A. ADR Class L
Utilities

Grupo Modelo S.A. de C.V.
Food and beverages

Cifra S.A. de CV
Retail

Gerdau S.A.
Metals and Mining

Companhia Vale do Rio Doce ADR
Metals and Mining

Petroleo Brasileiro S/A-Petrobras ADR
Oil and Gas

Companhia Energetica de Minas Gerais ADR
Utilities

Telecomunicacoes de Sao Paulo S.A.
Telecommunications

YPF S.A. ADR
Oil and Gas

These holdings represent 37.3% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.


Mexico bounced back from the 1995 peso devaluation but has been crushed in 1998 by its dependence on oil exports as a major source of revenue. On the more positive side, Mexico is the only country in Latin America that seems to be open and flexible with its trading partners. There is also a strong ray of hope from Mexico's participation in NAFTA and the irrefutable fact that Mexico is in a "good neighborhood" -- close to the United States. Until this year, Argentina was the fastest growing economy in the world. But Argentina is closely tied to Brazil, and as Brazil struggles, so does Argentina.

Going forward, the management team believes the best strategy is to remain defensive, and so they continue to focus on high-yielding electric utilities (Cemig in Brazil), bottling companies, and beer brewers (Femsa in Mexico, and Brahma in Brazil). In lean times, these industries are more resilient because demand for their products usually remains steady.

Latin American stocks are cheaper than they have been in many years, with the exception of the decline in the aftermath of the 1995 peso devaluation. The good news is that the economic fundamentals in Latin America are more sound than they were three years ago. But before the turmoil settles and Latin America can put a better foot forward, we need to see stabilization in Japan and Russia. In times like these, it is important to remember that markets run in cycles. What goes up eventually comes down, and what is down eventually comes up. We reiterate our belief that a balanced portfolio of international and domestic stock, bond, and money market funds can help investors achieve their financial goals in all kinds of market cycles and that Putnam Latin America Fund can provide a worthwhile opportunity for international diversification.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments. Funds investing in a single sector may be subject to more volatility than those investing in a diverse group of sectors.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Latin America Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of companies located in Latin America.

TOTAL RETURN FOR PERIOD ENDED 8/31/98

                                                        MSCI Latin
                                                         America   Consumer
                                         NAV      POP     Index  Price Index
------------------------------------------------------------------------------
Life of fund (since 3/23/98)           -47.53%  -50.55%  -45.39%    0.74%
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIOD ENDED 9/30/98
(most recent calendar quarter)

                                                      NAV            POP
------------------------------------------------------------------------------
Life of fund (since 3/23/98)                        -44.47%       -47.67%
------------------------------------------------------------------------------

Past performance is no assurance of future results. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment returns and principal will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. The short-term results of a relatively new fund are not necessarily indicative of its long-term prospects. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.

This performance information does not reflect any market volatility that may have occurred since the date of the information shown. As a result, more recent returns may be more or less than those shown.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investment since
3/23/98

                Fund's class A    MSCI Latin America   Consumer Price
Date             shares at POP         Index              Index

3/23/98             9,425             10,000             10,000
4/30/98             9,435              9,780             10,018
5/31/98             7,982              8,513             10,036
6/30/98             7,395              7,998             10,048
7/31/98             7,783              8,387             10,060
8/31/98            $4,945             $5,461            $10,074

Past performance is no assurance of future results.


PRICING INFORMATION
for the period 3/23/98 to 8/31/98

------------------------------------------------------------------------------
Share value:                 NAV      POP
------------------------------------------------------------------------------
3/23/98                     $8.50    $9.02
------------------------------------------------------------------------------
8/31/98                      4.46     4.73
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

The MSCI (Morgan Stanley Capital International) Latin America Index is an index of approximately 218 securities representing 7 Latin American markets, with all values expressed in U.S. dollars. This index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


Report of independent accountants
For the period March 23, 1998 (commencement of operations) to August 31, 1998

To the Trustees of Putnam Fund Trust and
Shareholders of Putnam Latin America Fund
(a series of Putnam Fund Trust)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Latin America Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (93.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Argentina (10.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,300  Banco Frances del Rio de la Plata ADR                                                   $      23,644
                300  Inversiones Y Representaciones S.A. GDR                                                         7,125
              3,000  Perez Companc S.A. Class B                                                                     11,882
              7,600  Siderca S.A.                                                                                    7,488
              1,200  Telefonica de Argentina S.A. ADR                                                               26,850
              1,700  Transportadora de Gas del Sur ADR                                                              16,150
              1,300  YPF S.A. ADR                                                                                   28,762
                                                                                                            --------------
                                                                                                                   121,901

Brazil (42.3%)
--------------------------------------------------------------------------------------------------------------------------
              2,100  Banco Bradesco S.A. BRC                                                                        12,670
                115  Banco Bradesco S.A. BRC Rights                                                                     13
                 30  Banco Itau S.A. BRC                                                                            13,001
                 80  Brasmotor S.A.                                                                                  8,498
                500  Brazil Realty S.A. 144A GDR                                                                     8,000
                225  Centrais Eletricas 144A GDR                                                                     9,675
              1,650  Centrais Geradoras do Sul do Brasil S.A. (NON)                                                  8,456
              2,614  Cia Cervejaria Brahma ADR                                                                      24,180
              2,000  Companhia Brasileira de Distribuicao Grupo
                       Pao de Acucar ADR                                                                            27,000
                 50  Companhia Cimento Portland Itau                                                                 6,798
                250  Companhia de Saneamento Basico do Estado
                       de Sao Paulo                                                                                 21,138
              1,768  Companhia Energetica de Minas Gerais ADR                                                       31,381
              2,600  Companhia Paranaense de Energia-Copel ADR                                                      14,300
              2,500  Companhia Vale do Rio Doce ADR                                                                 32,500
              1,600  Empresa Bras Aeronautica                                                                       21,754
              3,500  Gerdau S.A.                                                                                    34,202
              3,200  Petroleo Brasileiro S/A-Petrobras ADR                                                          32,000
             18,000  Sadia S.A. Industria de Comercio                                                                8,872
              2,500  Souza Cruz S.A.                                                                                15,296
              1,550  Telebras Co. ADR                                                                              109,566
                206  Telecomunicacoes de Sao Paulo S.A.                                                             30,634
                600  Uniao de Bancos Brasileiros S.A. GDR                                                            9,000
                                                                                                            --------------
                                                                                                                   478,934

Chile (3.9%)
--------------------------------------------------------------------------------------------------------------------------
                900  Chilectra S.A. 144A ADR                                                                        14,850
                850  Cia de Telecomunicationes de Chile S.A. ADR                                                    13,016
              1,200  Distribucion y Servicio D&S S.A. ADR (NON)                                                     10,950
              1,200  Madeco S. A. ADR                                                                                5,775
                                                                                                            --------------
                                                                                                                    44,591

Dominican Republic (2.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,800  TRICOM, S.A.                                                                                   25,412

Mexico (31.0%)
--------------------------------------------------------------------------------------------------------------------------
              7,100  Alfa S.A. de C.V. Class A                                                                      16,015
              8,000  Cemex S.A. de C.V. Class B (NON)                                                               19,649
              8,869  Cemex, S.A. de C.V.                                                                            17,782
             32,000  Cifra S.A. de CV                                                                               34,647
              1,000  Coca-Cola Femsa S.A. ADR                                                                       10,875
             14,000  Corporacion Moctezuma, S.A. de C.V. (NON)                                                       9,123
             54,000  Empaques Ponderosa, S.A. de C.V. (NON)                                                         25,985
             10,000  Fomento Economico Mexicano, S.A. de C.V.                                                       16,842
              1,200  Grupo Accion, S.A. de C.V. 144A ADR (NON)                                                       4,200
             16,000  Grupo Financiero Banamex Accival, S.A.
                       de C.V. Class B (NON)                                                                        13,474
              1,500  Grupo Imsa S.A. de C.V. ADR (NON)                                                              10,500
              5,000  Grupo Modelo S.A. de C.V.                                                                      35,689
              1,600  Grupo Televisa S.A.GDR (NON)                                                                   27,600
              6,700  Gupo Carso S.A. de C.V.                                                                        16,456
              8,400  Kimberly-Clark de Mexico, S.A. de C.V. Class A                                                 18,442
              1,000  Panamerican Beverages, Inc. Class A                                                            15,938
              3,400  Sanluis Corp. S.A. de C.V.                                                                      4,636
              1,500  Telefonos de Mexico S.A. ADR Class L                                                           53,530
                                                                                                            --------------
                                                                                                                   351,383

Peru (2.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Compania de Minas Buenaventura S.A. ADR                                                        11,438
              1,200  Telefonica del Peru S.A. ADR                                                                   15,450
                                                                                                            --------------
                                                                                                                    26,888

Singapore (0.8%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  Marco Polo Developments Ltd.                                                                    9,517
                                                                                                            --------------
                     Total Common Stocks (cost $1,986,509)                                                  $    1,058,626

SHORT-TERM INVESTMENTS (5.2%) (a) (cost $59,009)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $59,000  Interest in $140,000,000 joint repurchase agreement dated August 31, 1998 with Goldman Sachs & Co. due
                       September 1, 1998 with respect to various U.S. Treasury
                       obligations -- maturity value of $59,009 for an
                       effective yield of 5.78%                                                             $       59,009
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $2,045,518) (b)                                                $    1,117,635
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $1,133,219.

  (b) The aggregate identified cost on a tax basis is $2,045,523 resulting in gross unrealized appreciation and depreciation of $898 and $928,786, respectively, or net unrealized depreciation of $927,888.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.


      ADR or GDR after the name of a foreign holding stands for American Depository Receipts, or Global Depository
      Receipts, respectively representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,045,518) (Note 1)                                                $1,117,635
-----------------------------------------------------------------------------------------------
Cash                                                                                        971
-----------------------------------------------------------------------------------------------
Dividends receivable                                                                      7,251
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      250
-----------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                         11,323
-----------------------------------------------------------------------------------------------
Total assets                                                                          1,137,430

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                          1,033
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  129
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                79
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    2,963
-----------------------------------------------------------------------------------------------
Total liabilities                                                                         4,211
-----------------------------------------------------------------------------------------------
Net assets                                                                           $1,133,219

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                   $2,145,978
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             14,203
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments
and foreign currency transactions (Note 1)                                              (99,123)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                           (927,839)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,133,219

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($1,133,219 divided by 254,309 shares)                                                    $4.46
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $4.46)*                                            $4.73
-----------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

  The accompanying notes are an integral part of these financial statements.





Statement of operations
For the period March 23, 1998 (commencement of operations)
to August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,970)                                                $26,657
-----------------------------------------------------------------------------------------------
Interest                                                                                    605
-----------------------------------------------------------------------------------------------
Total investment income                                                                  27,262

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                          7,996
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            1,829
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           478
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             27
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   2,302
-----------------------------------------------------------------------------------------------
Registration fees                                                                             8
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,022
-----------------------------------------------------------------------------------------------
Legal                                                                                     2,844
-----------------------------------------------------------------------------------------------
Postage                                                                                       4
-----------------------------------------------------------------------------------------------
Other                                                                                         2
-----------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                          (19,319)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           13,193
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (1,526)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             11,667
-----------------------------------------------------------------------------------------------
Net investment income                                                                    15,595
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (99,123)
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (1,392)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period (Note 1)                                                44
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (927,883)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (1,028,354)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                $(1,012,759)
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                 For the period
                                                                                                 March 23, 1998
                                                                                                  (commencement
                                                                                                 of operations)
                                                                                             to August 31, 1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   $15,595
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                                     (100,515)
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                                           (927,839)
---------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                                 (1,012,759)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                                       145,978
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                           (866,781)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                                          2,000,000
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $14,203)                                                                                   $1,133,219
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               For the period
Per-Share                                                                                                      March 23, 1998+
operating performance                                                                                            to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                     $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)(d)                                                                                              .06
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                              (4.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                   (4.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                           $4.46
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                                                              (47.53)*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $1,133
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)(d)                                                                                              .73*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(d)                                                                                              .87*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  44.39*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Reflects an expense limitation in effect during the period.  As a result of such limitation, expenses for the fund reflect a reduction of $0.08 per share. (See Note 1).




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam Latin America Fund (the "fund") is a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of which at least 65% is of Latin America companies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value which is determined using the last reported sale price on its principle exchange, or if no sales are reported -- as is the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable (for tax exempt and municipal bond funds exclude "taxable") income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. These differences include temporary and permanent differences of foreign taxes, foreign currency translation, wash sales and post October deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended August 31, 1998, the fund reclassified $1,392 to decrease undistributed net investment income, with a decrease to accumulated net realized losses of $1,392. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, .80% of the next 500 million, .775% of the next 5 billion, .755% of the next 5 billion, .74% of the next 5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At August 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended August 31, 1998, fund expenses were reduced by $1,526 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to .35% of the fund's average net assets. The fund is not currently making any payments pursuant to the plan.

For the period ended August 31, 1998 Putnam Mutual Funds Corp., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales

During the period ended August 31, 1998 purchases and sales of investment securities other than short-term investments aggregated $2,719,171 and $633,539, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital were as follows:

                                                  Period ended
                                                 March 23, 1998
                                                 (commencement
                                               of operations) to
                                                 August 31, 1998
---------------------------------------------------------------------
                                            Shares             Amount
---------------------------------------------------------------------
Shares sold                                 19,623           $149,023
---------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   --                 --
---------------------------------------------------------------------
                                            19,623            149,023

Shares repurchased                            (608)            (3,045)
---------------------------------------------------------------------
Net increase                                19,015           $145,978
---------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund had an initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., on March 23, 1998.

At August 31, 1998, Putnam Investments, Inc. owned 235,294 shares of the fund (92.5% of shares outstanding), valued at $1,049,411.


Federal tax information
(Unaudited)

For the period, dividends from foreign countries were $26,657 or $.105 per share. Taxes paid to foreign countries were $1,970 or $0.008 per share.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

Brett C. Browchuk
Vice President

Thomas Haslett
Vice President and Fund Manager

Stephen Oler
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer



This report is for the information of shareholders of Putnam Latin America Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



45966-21A  10/98